SHARE CAPITAL	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
SHARE CAPITAL

4. SHARE CAPITAL

The Company is authorized to issue a total maximum number of 1,800,000,000 Shares of (i) 900,000,000 Ordinary Shares of US$0.00001 par value each and (ii) 900,000,000 Preferred Shares of no par value.

Ordinary Share

The Company has one class of authorized Ordinary Share and each share is entitled to one vote.

On February 7, 2024 (date of inception), total of 105,500,000 Ordinary Share was issued and 34,285,710 shares were issued to the Company’s founder, Chun Leung Chow (Eddy) and 71,214,290  were issued to Li Tao, Jin Yi, Fan Huan and Dong Sun at $0.00001 per share. The monies from these transactions, which totaled US$1,055, were outstanding as subscription receivable at June 30, 2024 and December 31, 2024. This $1,055 was subsequently settled on October 31, 2024 and went to the Company to be used as working capital.

On May 29, 2024, the Company sold 99,600,000 shares of its Ordinary Shares of which 34,028,570 shares were sold to Chun Leung Chow (Eddy) and 65,571,430 shares were sold to Li Tao, Jin Yi, Fan Huan at US$0.00125 per share. The monies from these transactions, which totaled $124,500, went to the Company to be used as working capital.

On Dec 19, 2025 Li Tao sold 10,009,890 shares, Yi Jin sold 2,802,769 shares, Huan Fan sold 2,758,281 shares and Dong Sun sold 429,059 shares to Yansu Christie Ju in private sales resulting Ms. Ju ownership of 15,999,999 shares.

For the period from November 12, 2025 to February 13, 2026, the Company issued 1,884,000 shares of Ordinary shares to 35 subscribers at $0.25 per share. The monies from this transaction, which totaled $471,000, went to the Company to be used as working capital.

There have been no other issuances of the Company’s ordinary shares.

As of June 30, 2026, the Company had 206,984,000 issued and outstanding ordinary shares.

Preferred Share

Each Preferred Share is entitled to 10 votes per share and is not entitled to any dividend distribution right, conversion right, or any distribution of the surplus assets of the Company on its liquidation.

On May 29, 2024, the Company issued 38,090,000 shares of Preferred Shares as founders shares to Chun Leung Chow (Eddy) for the total purchase price of US$1.00 and settled on October 31, 2024.

 On Dec 19, 2025 the company repurchased and canceled 32,230,000 Preferred shares from Chun Leung Chow(eddy)

 As of June 30, 2026, the Company had 38,090,000 issued and outstanding preferred shares.